Derivative Instruments (Summary Of Fair Value Of Derivative Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Total fair value of derivative instruments, assets
Derivative liabilities - current	12,042	19,516
Derivative liabilities - noncurrent		5,107
Total fair value of derivative instruments, liabilities	12,042	24,623
Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative assets
Derivative liabilities	12,042	24,623
Not Designated as Hedging Instrument | Interest Rate Contract
Derivative [Line Items]
Derivative assets - current
Derivative assets - noncurrent
Derivative liabilities - current	1,433	7,647
Derivative liabilities - noncurrent		1,037
Not Designated as Hedging Instrument | Commodity Contract
Derivative [Line Items]
Derivative assets - current
Derivative assets - noncurrent
Derivative liabilities - current	10,609	11,869
Derivative liabilities - noncurrent		$ 4,070